Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
9. Investment in Unconsolidated Entities
On November 20, 2020, we entered into a stock purchase agreement to acquire 43.46% of Glocal in exchange for a promissory note for future cash consideration, as defined in the stock purchase agreement, and common stock interests in UpHealth, for a purchase price of $57.4 million. Since we did not have a controlling financial interest, this investment was presented as an equity method investment in our consolidated balance sheets for the year ended December 31, 2020. For the period from November 20, 2020 through December 31, 2020, our share of the net income (loss) of Glocal included amortization expense of $0.5 million related to intangible assets being amortized into income over the estimated remaining lives of the assets. For the period from January 1, 2021 through March 25, 2021, our share of the net income (loss) of Glocal included amortization expense of $1.1 million.
We acquired a controlling financial interest in Glocal on March 26, 2021, increasing our ownership to 89.40%, and recognized a fair value gain on the step-acquisition of $0.6 million, prior to consolidation.

On May 14, 2021, June 21, 2021 and August 27, 2021, UpHealth Holdings completed the acquisition of an additional 1.0%, 1.8%, and 2.61% of Glocal, respectively, bringing our total ownership to 94.81% as of June 30, 2022.
See Note 3,
Business Combinations
, for further information.
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021 and for the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.